Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Dec. 31, 2017	Dec. 28, 2017	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Sep. 25, 2014	Jul. 31, 2014
PGIM Corporate Bond Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 12,947.37	$ 12,084.87	$ 12,196.08	$ 14,065.22	$ 13,698.20	$ 12,353.39	$ 11,238.96			$ 11,373.32	$ 11,147.82	$ 10,181.37
PGIM Corporate Bond Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 12,007.38	11,263.94	11,413.50	13,241.71	12,960.65	11,746.47	10,740.17			10,922.56	10,760.46	9,866.61
PGIM Corporate Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 11,473.29	10,816.20	11,014.60	12,842.90	12,633.17	11,506.55	10,573.01			10,806.45	10,698.15	9,858.22
PGIM Corporate Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 11,909.39	11,155.90	11,273.99	13,041.17	12,732.63	11,513.34	10,492.66			10,653.06	10,467.36	9,558.28
PGIM Core Bond Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,658.85	10,978.67	11,291.65	12,619.30	12,566.85	11,424.32	10,566.68			10,645.83	10,638.04	10,004.55
PGIM Core Bond Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,624.78	10,947.70	11,260.96	12,586.24	12,535.16	11,397.95	10,536.61			10,631.80	10,629.88	9,996.52		$ 10,000.00
PGIM Core Bond Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,021.26	10,443.70	10,810.40	12,159.90	12,186.66	11,157.03	10,366.05			10,512.50	10,563.66	9,982.51
PGIM Corporate Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 10,521.89	10,020.06	10,422.98	11,780.61	11,864.82	10,917.46	10,194.41			10,378.87	10,481.31	9,968.90
PGIM Core Bond Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 10,947.46	10,330.80	10,672.82	11,966.47	11,946.65	10,910.10	10,111.44			10,228.25	10,251.59	9,668.54
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,521.75	18,289.35	17,846.91	17,230.65	9,351.17	12,740.02	14,658.47			13,121.22	10,954.92	10,504.33	$ 10,000.01
PGIM Quant Solutions Small-Cap Value Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 14,845.02	12,640.69	12,354.85	11,960.92	6,501.23	8,880.93	10,244.62		$ 10,000.00
PGIM Quant Solutions Small-Cap Value Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 14,598.50	12,463.35	12,215.65	11,847.28	6,460.35	8,845.04	10,229.95	$ 10,000.00
PGIM Quant Solutions Small-Cap Value Fund Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 21,301.01	18,119.20	17,697.10	17,112.23	9,296.56	12,676.04	14,588.91			13,066.24	10,919.08	10,479.01
PGIM Quant Solutions Small-Cap Value Fund - Class R [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 20,226.68	17,278.92	16,968.29	16,485.30	9,001.36	12,344.34	14,292.07			12,870.15	10,815.22	10,425.23		10,000.00
PGIM Quant Solutions Small-Cap Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 17,180.92	14,868.03	14,765.16	14,490.88	7,988.03	11,063.30	12,897.85			11,678.12	9,860.65	9,556.15
PGIM Quant Solutions Small-Cap Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 19,501.97	16,635.68	16,305.67	15,805.26	8,613.73	11,801.15	13,638.89	$ 12,252.90			10,271.57	9,878.31		9,449.98
PGIM Corporate Bond Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,568.09	11,731.01	11,827.17	13,652.94	13,296.66	11,991.22	10,908.85			11,039.51	10,820.54	9,873.65
Bloomberg US Credit Index [Member]
Account Value [Line Items]
Account Value	$ 12,403.26	11,641.55	11,793.98	13,425.83	13,265.04	11,858.55	10,768.60			10,840.57	10,706.00	9,887.34
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403.14	28,165.07	24,921.43	26,133.90	19,153.40	17,107.72	15,842.56			13,629.16	11,745.02	11,120.71		10,000.00
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 21,844.51	18,883.36	18,166.93	19,076.13	11,653.07	13,857.87	15,016.22			13,129.21	11,013.07	10,430.36		10,000.00
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,073.13	$ 20,195.14	$ 18,715.02	$ 21,836.08	$ 14,368.78	$ 15,060.03	$ 15,756.23			$ 13,270.32	$ 11,202.95	$ 11,202.89		$ 10,000.00